Revenue by Service and Geographical Location	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenue by Service and Geographical Location
Revenue by Service and Geographical Location
Net revenue by service and geographical region for the years ended December 31, 2016, 2015 and 2014 were as follows:
(a) Revenue by Service
The revenue of the Partnership by type of service is as follows:

(in US$ millions)	2016	2015	2014
Storage and throughput fees	282.4	265.9	273.8
Excess throughput and ancillary fees	29.8	23.8	29.4
Total revenue	312.2	289.7	303.2

(b) Revenue by Geographical Location:
The revenue of the Partnership by country is as follows:

(in US$ millions)	2016	2015	2014
The Netherlands	119.5	113.1	132.4
Belgium	34.4	32.1	35.0
United Arab Emirates	60.6	57.4	56.3
United States	28.5	27.4	27.1
Malaysia	69.2	59.7	52.4
Total revenue	312.2	289.7	303.2